Borrowings - Foreign Lines of Credit and Other Arrangements (Details) - Foreign lines of credit and other arrangements - USD ($)	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 349,000,000	$ 302,000,000	$ 265,000,000
Line of Credit Facility Amount Outstanding Uncommitted	$ 67,000,000		$ 68,000,000
Weighted average interest rate	3.20%		3.80%
USD denominated term loan
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 150,000,000	$ 150,000,000
Minimum
Debt Instrument [Line Items]
Commitment fee percentage	0.16%
Maximum
Debt Instrument [Line Items]
Commitment fee percentage	0.80%